TRADING SECURITIES	12 Months Ended
Dec. 31, 2012
Trading Securities [Abstract]
TRADING SECURITIES
5.	TRADING SECURITIES

The Company from time to time invests in publicly traded equity and debt securities in China's stock market, and accounts such investments as trading securities. The Company recognized gain related to trading securities of $883,285, $85,561 and $261,473 in the statements of comprehensive income for the years ended December 31, 2010, 2011 and 2012, respectively. The fair value of trading securities is determined based on the quoted market price of the securities which is a Level 1 fair value measurement.